Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	¥ 37,366	¥ (40,121)	¥ 21,737
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization	85,905	91,137	93,677
Equity in earnings of affiliates, net of dividends received	(31)	(39)	22
Deferred income taxes	(241)	(24,086)	909
Loss on impairment of long-lived assets	1,379	10,070	842
Loss on impairment of goodwill		27,491
Pension and severance costs, less payments	(5,973)	(5,386)	(1,106)
Changes in assets and liabilities, net of effects from acquisition:
(Increase) decrease in trade receivables	(16,292)	(20,393)	1,072
(Increase) decrease in inventories	14,010	(17,126)	(12,515)
(Increase) decrease in lease receivables	4,725	(25,667)	13,917
Increase (decrease) in trade payables	781	(5,096)	(11,850)
Increase (decrease) in accrued income taxes and accrued expenses	(2,616)	(5,623)	13,868
(Increase) decrease in other current assets	661	(970)	1,018
(Increase) decrease in other assets	97	4,932	(3,030)
Increase (decrease) in other current liabilities	5,146	2,626	(388)
Increase (decrease) in other liabilities	8,505	9,635	(820)
Other, net	(8,896)	9,822	11,283
Net cash provided by operating activities	124,526	11,206	128,636
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of property, plant and equipment	1,712	1,532	1,389
Expenditures for property, plant and equipment, including interest capitalized	(86,569)	(73,271)	(66,875)
Expenditures for intangible assets	(12,226)	(14,504)	(18,807)
Payments for purchases of available-for-sale securities	(93)	(93)	(235)
Proceeds from sales of available-for-sale securities	208	68	126
Increase in time deposits	(374)	(385)	(401)
Purchase of business, net of cash acquired	(2,774)	(14,816)	(1,415)
Other, net	(6,351)	(10,974)	(5,688)
Net cash used in investing activities	(106,467)	(112,443)	(91,906)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds (repayments) of debt with original maturities of three months or less	(59,046)	68,948	(31,873)
Proceeds from debt with original maturities of more than three months	153,361	148,403	64,478
Repayments of debt with original maturities of more than three months	(162,677)	(82,533)	(92,714)
Proceeds from issuance of long-term debt securities	20,000		79,741
Repayments of long-term debt securities		(22,444)	(87,975)
Dividends paid	(15,226)	(23,942)	(23,943)
Payments for purchase of treasury stock	(39)	(23)	(157)
Other, net	(694)	(586)	(520)
Net cash provided by (used in) financing activities	(64,321)	87,823	(92,963)
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	7,103	(2,597)	(8,647)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(39,159)	(16,011)	(64,880)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	156,210	172,221	237,101
CASH AND CASH EQUIVALENTS AT END OF YEAR	117,051	156,210	172,221
CASH PAID DURING THE YEAR FOR-
Interest, excluding interest capitalized	8,579	8,419	9,683
Income taxes	¥ 19,625	¥ 17,051	¥ 18,878